PRINCIPAL ACCOUNTING POLICIES - Major VIEs and their subsidiaries (Details)	12 Months Ended
Dec. 31, 2025 CNY (¥) ¥ / item item
Shanghai Ctrip Commerce | One employee
Major variable interest entities and their subsidiaries
Number of officers | ¥ / item	1
Shanghai Ctrip Commerce | One senior consultant
Major variable interest entities and their subsidiaries
Number of officers | ¥ / item	1
Shanghai Ctrip Commerce | One employee and one senior consultant
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 900,000,000
Shanghai Huacheng
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 100,000,000
Qunar Beijing | Two employees
Major variable interest entities and their subsidiaries
Number of officers | item	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 11,000,000